Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Equity
Note 17 — Equity
Common Stock
On March 28, 2012, we converted $56.4 million of the outstanding principal balance of the 3.25% Convertible Notes to 4,635,159 shares of Ocwen common stock and redeemed the remaining balance for cash.
On September 23, 2013, Ocwen paid $157.9 million to repurchase from the holders of our Preferred Shares all 3,145,640 shares of Ocwen common stock that were issued upon their election to convert 100,000 of the Preferred Shares into shares of common stock. On July 14, 2014, Ocwen paid $72.3 million to repurchase all 1,950,296 shares of common stock that were issued upon conversion of the remaining 62,000 Preferred Shares.
On October 31, 2013, we announced that Ocwen’s Board of Directors had authorized a share repurchase program for an aggregate of up to $500.0 million of Ocwen’s issued and outstanding shares of common stock. Repurchases may be made in open market transactions at prevailing market prices or in privately negotiated transactions. Unless we amend the share repurchase program or repurchase the full $500.0 million amount by an earlier date, the share repurchase program will continue through July 2016. No assurances can be given as to the amount of shares, if any, that we may repurchase in any given period. The repurchase of shares issued in connection with the conversion of Preferred Shares is not considered to be part of this repurchase program and, therefore, does not count against the $500.0 million aggregate value limit. During 2014, we completed the repurchase of 10,420,396 shares of common stock in the open market under this program for a total purchase price of $310.2 million. From inception of the program through December 31, 2014, we have completed the repurchase of 11,546,103 shares for an aggregate purchase price of $370.3 million.
Accumulated Other Comprehensive Loss
The components of accumulated other comprehensive loss (AOCL), net of income taxes, were as follows at December 31:

	2014	2013
Unrealized losses on cash flow hedges	$8,291	$10,026
Other	122	125
	$8,413	$10,151